Stock Option Plans	12 Months Ended
Dec. 31, 2011
Stock Option Plans [Abstract]
Stock Option Plans

NOTE 18 – STOCK OPTION PLANS

     In 2003, the Company's shareholders approved the Cornerstone Bancorp 2003 Stock Option Plan (the "2003 Plan"), which reserved 125,000 shares of the Company's common stock for issuance upon exercise of options. Pursuant to the 2003 Plan as further discussed below, the number of shares reserved for issuance has been increased to 201,771 shares as a result of the 10% stock dividends declared from 2004 to 2007 and 5% stock dividends in each of 2010 and 2009 as discussed in Note 19 below. Employees and Directors are eligible to participate in the 2003 Plan, which has a term of 10 years. Awards under the 2003 Plan must be made by the Board of Directors, or by a Committee of Directors designated by the Board, at an exercise price equal to the fair market value of the Company's common stock on the date of grant. During 2011, no options to purchase common shares were granted and none were exercised. Options to purchase 9,396 shares were forfeited. As of December 31, 2011, 102,169 options to purchase common shares remain outstanding under the 2003 Plan.

     Under the 2003 Plan, options to purchase 18,000 shares were granted during each of the years 2004, 2005, 2006 and 2007. Options to purchase 19,200 shares were granted in 2008. Options to purchase 15,600 shares of common stock were granted in 2009. The risk free interest rates used for the 2009, 2008, and 2007 grants were 2.34%, 3.91%, and 4.68%, respectively, which was the 10 Year Constant Maturity Rate on U.S. Treasury Securities during the months in which the options were granted. The assumed dividend rate was zero and the expected option life was 10 years for 2009, 2008, and 2007 grants. Volatility is difficult to measure accurately due to the low volume of trading of the Company's stock. The common stock is not listed on any exchange and has no active trading market. Since 2006, the stock has been quoted on the OTC Bulletin Board. Based on information available at the date of the grant, the volatility assumption used for 2009 option grants was 38.71%, for 2008 option grants was 28%, and for 2007 option grants was 12%.

A summary of the activity in the plans is presented below:

	Shares	Weighted Average Exercise Price(1)	Aggregate Intrinsic Value (2)

Outstanding at December 31, 2008	131,812	$9.46
Granted (3)	22,241	$9.45
Exercised	(14,172)	$5.64
Forfeited or expired	(33,626)	$6.39
Outstanding at December 31, 2009	106,255	$10.49
Granted as a result of stock dividend 5% (3)	5,310	$9.99
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2010	111,565	$9.99
Granted (3)	-
Exercised	-
Forfeited or expired	(9,396)	$9.89
Total outstanding options	102,169	$10.00
Options exercisable at end of year	82,793	$9.87	$-
Shares available for grant	63,785

(1)	The weighted average exercise price has been adjusted to reflect 10% stock dividends declared by the Company's Board of Directors annually from 2002 through 2007 and a 5% stock dividend declared by the Company's Board of Directors in each of 2010 and 2009.
(2)	The aggregate intrinsic value of a stock option in the table above represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option). At December 31, 2011 the amount represents the value that would have been received by the option holders had all option holders exercised their options on that date. This amount changes based on changes in the market value of the Company's common stock. At December 31, 2011 the OTCBB quoted price was $1.27 Therefore, none of the Company's options had intrinsic value as of that date.
(3)	Granted options include new grants in years prior to 2010 as well as adjustments of previous grants as a result of 10% stock dividends declared by the Company's Board of Directors annually from 2002 through 2007 and a 5% stock dividend in each of 2009 and 2010.

     Options granted after 2005 vest over a five-year period, according to the option agreements. All options granted prior to 2006 have fully vested. The weighted average life of options outstanding was 4.40 years and 5.43 years at December 31, 2011 and 2010, respectively. Expense related to stock based compensation recorded in the accompanying consolidated statements of income (loss) was $49,676, $61,220, and $72,464 for the years ended 2011, 2010, and 2009, respectively. There were 35,169 non-vested options outstanding (estimated fair value of $198,166) at the beginning of 2011. During 2011, 13,043 options vested (estimated fair value of $74,243). No options were granted. Non-vested options to purchase 2,752 shares were forfeited. At December 31, 2011, 19,376 non-vested options (estimated fair value of $108,430) were outstanding.